Accounts Receivable (Details) - Schedule of Accounts Receivable - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 30,117,616	$ 14,563,153
Less: Allowance for ECLs / uncollectable accounts	(13,078,361)	(13,114,951)
Accounts receivable	$ 17,039,255	$ 1,448,202